Commitments and Contingencies	12 Months Ended
May. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Leases

We conduct a major part of our operations using leased facilities and equipment. Many of these operating leases have renewal and purchase options and provide that we pay the cost of property taxes, insurance and maintenance. Rent expense on all operating leases for the years ended May 31, 2015, 2014 and 2013 was $17.5 million, $16.0 million, and $16.5 million, respectively.

Future minimum lease payments for noncancelable operating leases at May 31, 2015 were as follows (in thousands):

Fiscal years ending May 31:
2016	$13,878
2017	11,089
2018	9,226
2019	7,760
2020	6,873
Thereafter	9,172
Total future minimum lease payments	$57,998

Legal

We are party to a number of claims and lawsuits incidental to our business. In our opinion, the liabilities, if any, which may ultimately result from the outcome of such matters, individually or in the aggregate, are not expected to have a material adverse effect on our financial position, liquidity, results of operations or cash flows.

Operating Taxes

We define operating taxes as taxes that are not derived based on earnings, such as sales, gross receipts, property, value-added and other business taxes. During the course of operations, we must interpret the meaning of various operating tax matters in the United States and in the foreign jurisdictions in which we do business.  Taxing authorities in those various jurisdictions may arrive at different interpretations of applicable tax laws and regulations as they relate to such operating tax matters, which could result in the payment of additional taxes in those jurisdictions.  As of May 31, 2015 and 2014, we did not have liabilities for contingencies related to operating tax items based on management's best estimate given our history with similar matters and interpretations of current laws and regulations.

BIN/ICA Agreements

We have entered into sponsorship or depository and processing agreements with certain banks. These agreements allow us to use the banks' identification numbers, referred to as a Bank Identification Number ("BIN") for Visa transactions and an Interbank Card Association ("ICA") number for MasterCard transactions, to clear credit card transactions through Visa and MasterCard. Certain of these agreements contain financial covenants, and we were in compliance with all such covenants as of May 31, 2015.